Annual Total Returns [BarChart] - iShares U.S. Fixed Income Balanced Risk Factor ETF - iShares U.S. Fixed Income Balanced Risk Factor ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2016	5.32%
Annual Return 2017	3.85%
Annual Return 2018	(1.02%)
Annual Return 2019	10.35%
Annual Return 2020	3.21%